UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE AGGRESSIVE FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

97458-1012                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE AGGRESSIVE FUND
August 31, 2012 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (48.5%)

            COMMON STOCKS (31.4%)

            CONSUMER DISCRETIONARY (3.2%)
            -----------------------------
            ADVERTISING (0.2%)
    1,700   Omnicom Group, Inc.                                       $       87
                                                                      ----------
            APPAREL RETAIL (0.2%)
    2,950   Ascena Retail Group, Inc.*                                        58
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
    2,400   Coach, Inc.                                                      140
                                                                      ----------
            CABLE & SATELLITE (0.4%)
    4,200   Comcast Corp. "A"                                                141
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.1%)
      440   Target Corp.                                                      28
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.2%)
    3,060   Lowe's Companies, Inc.                                            87
                                                                      ----------
            HOMEFURNISHING RETAIL (0.3%)
    1,800   Bed Bath & Beyond, Inc.*                                         121
                                                                      ----------
            INTERNET RETAIL (0.1%)
      120   Amazon.com, Inc.*                                                 30
                                                                      ----------
            MOVIES & ENTERTAINMENT (0.4%)
    2,900   Walt Disney Co.                                                  143
                                                                      ----------
            PUBLISHING (0.3%)
    2,300   McGraw-Hill Companies, Inc.                                      118
                                                                      ----------
            RESTAURANTS (0.3%)
    1,000   McDonald's Corp.                                                  90
                                                                      ----------
            SPECIALTY STORES (0.3%)
    1,300   PetSmart, Inc.                                                    92
                                                                      ----------
            Total Consumer Discretionary                                   1,135
                                                                      ----------
            CONSUMER STAPLES (3.8%)
            -----------------------
            DRUG RETAIL (0.3%)
    2,600   CVS Caremark Corp.                                               118
                                                                      ----------
            HOUSEHOLD PRODUCTS (0.5%)
      830   Colgate-Palmolive Co.                                             88
    1,300   Energizer Holdings, Inc.                                          90
                                                                      ----------
                                                                             178
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.8%)
      300   Costco Wholesale Corp.                                            29

================================================================================

1  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    3,500   Wal-Mart Stores, Inc.                                     $      254
                                                                      ----------
                                                                             283
                                                                      ----------
            PACKAGED FOODS & MEAT (0.6%)
    4,800   Kraft Foods, Inc. "A"                                            199
    1,400   Tyson Foods, Inc. "A"                                             22
                                                                      ----------
                                                                             221
                                                                      ----------
            SOFT DRINKS (0.8%)
    3,600   PepsiCo, Inc.                                                    261
                                                                      ----------
            TOBACCO (0.8%)
      930   Lorillard, Inc.                                                  117
    1,600   Philip Morris International, Inc.                                143
                                                                      ----------
                                                                             260
                                                                      ----------
            Total Consumer Staples                                         1,321
                                                                      ----------
            ENERGY (3.8%)
            -------------
            INTEGRATED OIL & GAS (2.0%)
    3,080   Chevron Corp.                                                    346
    2,600   Exxon Mobil Corp.                                                227
    1,380   Occidental Petroleum Corp.                                       117
                                                                      ----------
                                                                             690
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (1.2%)
    6,600   Halliburton Co.                                                  216
    1,900   National-Oilwell Varco, Inc.                                     150
      950   Schlumberger Ltd.                                                 69
                                                                      ----------
                                                                             435
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    1,300   Apache Corp.                                                     111
      900   Southwestern Energy Co.*                                          28
                                                                      ----------
                                                                             139
                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    2,100   Spectra Energy Corp.                                              59
                                                                      ----------
            Total Energy                                                   1,323
                                                                      ----------
            FINANCIALS (3.9%)
            -----------------
            CONSUMER FINANCE (0.4%)
    2,600   Capital One Financial Corp.                                      147
                                                                      ----------
            DIVERSIFIED BANKS (0.8%)
    8,500   Wells Fargo & Co.                                                289
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    2,000   Morgan Stanley                                                    30
                                                                      ----------
            LIFE & HEALTH INSURANCE (0.7%)
    7,400   MetLife, Inc.                                                    253
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    2,000   Citigroup, Inc.                                                   59
    3,100   JPMorgan Chase & Co.                                             115
                                                                      ----------
                                                                             174
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.4%)
      700   Berkshire Hathaway, Inc. "B"*                                     59
    1,400   Travelers Companies, Inc.                                         91
                                                                      ----------
                                                                             150
                                                                      ----------
            REGIONAL BANKS (0.7%)
    3,550   BB&T Corp.                                                       112

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    3,250   CIT Group, Inc.*                                          $      123
                                                                      ----------
                                                                             235
                                                                      ----------
            SPECIALIZED FINANCE (0.3%)
      660   IntercontinentalExchange, Inc.*                                   90
                                                                      ----------
            Total Financials                                               1,368
                                                                      ----------
            HEALTH CARE (4.9%)
            ------------------
            BIOTECHNOLOGY (0.3%)
    1,600   Celgene Corp.*                                                   115
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.3%)
    2,200   Cardinal Health, Inc.                                             87
                                                                      ----------
            HEALTH CARE EQUIPMENT (0.4%)
    2,900   Hologic, Inc.*                                                    57
    1,500   Varian Medical Systems, Inc.*                                     88
                                                                      ----------
                                                                             145
                                                                      ----------
            HEALTH CARE SERVICES (0.5%)
    2,800   Express Scripts, Inc.*                                           176
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
    2,020   Thermo Fisher Scientific, Inc.                                   116
                                                                      ----------
            MANAGED HEALTH CARE (0.5%)
    3,100   UnitedHealth Group, Inc.                                         168
                                                                      ----------
            PHARMACEUTICALS (2.6%)
    1,800   Abbott Laboratories                                              118
    3,400   Johnson & Johnson                                                229
    6,500   Merck & Co., Inc.                                                280
   12,100   Pfizer, Inc.                                                     289
                                                                      ----------
                                                                             916
                                                                      ----------
            Total Health Care                                              1,723
                                                                      ----------
            INDUSTRIALS (2.8%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
      460   TransDigm Group, Inc.                                             63
    1,500   United Technologies Corp.                                        120
                                                                      ----------
                                                                             183
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.5%)
    2,300   United Parcel Service, Inc. "B"                                  170
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    1,300   Caterpillar, Inc.                                                111
    1,100   Wabtec Corp.                                                      86
                                                                      ----------
                                                                             197
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.8%)
    3,200   Danaher Corp.                                                    171
    5,500   General Electric Co.                                             114
                                                                      ----------
                                                                             285
                                                                      ----------
            INDUSTRIAL MACHINERY (0.3%)
    1,800   Eaton Corp.                                                       81
      430   Stanley Black & Decker, Inc.                                      28
                                                                      ----------
                                                                             109
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    1,000   WESCO International, Inc.*                                        58
                                                                      ----------
            Total Industrials                                              1,002
                                                                      ----------

================================================================================

3  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (7.0%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (1.5%)
   11,800   Cisco Systems, Inc.                                       $      225
    3,100   Motorola Solutions, Inc.                                         148
    2,350   QUALCOMM, Inc.                                                   144
                                                                      ----------
                                                                             517
                                                                      ----------
            COMPUTER HARDWARE (1.6%)
      875   Apple, Inc.                                                      582
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (0.5%)
    6,700   EMC Corp.                                                        176
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    2,000   Automatic Data Processing, Inc.                                  116
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (0.7%)
      340   Google, Inc. "A"*                                                233
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.2%)
      320   International Business Machines Corp.                             63
                                                                      ----------
            SEMICONDUCTORS (0.7%)
    1,500   Broadcom Corp. "A"                                                53
    7,600   Intel Corp.                                                      189
                                                                      ----------
                                                                             242
                                                                      ----------
            SYSTEMS SOFTWARE (1.5%)
   12,100   Microsoft Corp.                                                  373
    5,500   Oracle Corp.                                                     174
                                                                      ----------
                                                                             547
                                                                      ----------
            Total Information Technology                                   2,476
                                                                      ----------
            MATERIALS (1.1%)
            ----------------
            DIVERSIFIED CHEMICALS (0.3%)
      800   PPG Industries, Inc.                                              88
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
      420   CF Industries Holdings, Inc.                                      87
    1,400   Monsanto Co.                                                     122
                                                                      ----------
                                                                             209
                                                                      ----------
            PAPER PRODUCTS (0.2%)
    2,500   International Paper Co.                                           86
                                                                      ----------
            Total Materials                                                  383
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    3,100   AT&T, Inc.                                                       114
                                                                      ----------
            UTILITIES (0.6%)
            ----------------
            MULTI-UTILITIES (0.6%)
    4,900   CMS Energy Corp.                                                 113
    3,000   Xcel Energy, Inc.                                                 84
                                                                      ----------
                                                                             197
                                                                      ----------
            Total Utilities                                                  197
                                                                      ----------
            Total Common Stocks (cost: $11,022)                           11,042
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                                    MARKET
$(000)/                                                                    VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
            PREFERRED SECURITIES (0.4%)

            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
 $     50   Chesapeake Energy Corp., 5.75%, perpetual(a)              $       46
                                                                      ----------
            FINANCIALS (0.3%)
            REGIONAL BANKS (0.3%)
 $    100   M&T Bank Corp., 5.00%, perpetual, 6.38%, 11/15/2013*(b)          102
                                                                      ----------
            Total Preferred Securities (cost: $147)                          148
                                                                      ----------
            INVESTMENT COMPANIES (16.7%)

 $ 21,383   iShares iBoxx High Yield Corporate Bond Fund                   1,974
    5,325   iShares Russell 2000 Index Fund                                  432
   18,610   iShares S&P MidCap 400 Index Fund                              1,810
   30,564   Market Vectors Gold Miners ETF                                 1,465
    9,551   Market Vectors Junior Gold Miners ETF                            207
                                                                      ----------
            Total Investment Companies (cost: $5,611)                      5,888
                                                                      ----------
            Total U.S. Equity Securities(cost: $16,780)                   17,078
                                                                      ----------
            INTERNATIONAL EQUITY SECURITIES (26.4%)

            COMMON STOCKS (0.3%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    1,500   Adidas AG ADR                                                     59
                                                                      ----------
            CONSUMER STAPLES (0.2%)
            -----------------------
            PACKAGED FOODS & MEAT (0.2%)
    1,700   Unilever N.V.                                                     59
                                                                      ----------
            Total Common Stocks (cost: $116)                                 118
                                                                      ----------
            PREFERRED SECURITIES (0.4%)

            FINANCIALS (0.4%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    4,000   ING Groep N.V., 7.38%, perpetual                                 100
                                                                      ----------
            REINSURANCE (0.1%)
 $     50   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)           49
                                                                      ----------
            Total Financials                                                 149
                                                                      ----------
            Total Preferred Securities (cost: $140)                          149
                                                                      ----------
            INVESTMENT COMPANIES (25.7%)

  127,967   iShares MSCI EAFE Index Fund (g)                               6,603
   60,540   Vanguard MSCI Emerging Markets ETF                             2,431
                                                                      ----------
            Total Investment Companies (cost: $8,518)                      9,034
                                                                      ----------
            Total International Equity Securities(cost: $8,774)            9,301
                                                                      ----------

================================================================================

5  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            GLOBAL REAL ESTATE EQUITY SECURITIES (0.3%)

            PREFERRED SECURITIES (0.3%)

            REITs - OFFICE (0.3%)
            ---------------------
    4,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual         $      106
                                                                                         ----------
            Total Global Real Estate Equity Securities(cost: $105)                              106
                                                                                         ----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE       MATURITY
---------------------------------------------------------------------------------------------------
            BONDS (14.5%)

            CORPORATE OBLIGATIONS (5.3%)

            ENERGY (0.8%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
$     100   Quicksilver Resources, Inc.                        7.13%     4/01/2016               81
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
       50   Enbridge Energy Partners, LP                       8.05     10/01/2037               56
       50   Enterprise Products Operating, LP                  7.00      6/01/2067               52
      100   Southern Union Co.                                 3.46 (c) 11/01/2066               80
                                                                                       ------------
                                                                                                188
                                                                                       ------------
            Total Energy                                                                        269
                                                                                       ------------
            FINANCIALS (3.5%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
      110   State Street Capital Trust IV                      1.47 (c)  6/15/2037               79
                                                                                       ------------
            CONSUMER FINANCE (0.4%)
      100   American Express Co.                               6.80      9/01/2066              107
       50   Capital One Financial Corp.                        7.69      8/15/2036               51
                                                                                       ------------
                                                                                                158
                                                                                       ------------
            LIFE & HEALTH INSURANCE (0.9%)
       50   Great-West Life & Annuity Insurance Co. (a)        7.15      5/16/2046               51
      100   Lincoln National Corp.                             7.00      5/17/2066              100
      100   MetLife, Inc.                                      6.40     12/15/2066              107
       50   StanCorp Financial Group, Inc.                     6.90      6/01/2067               49
                                                                                       ------------
                                                                                                307
                                                                                       ------------
            MULTI-LINE INSURANCE (0.6%)
      100   Genworth Financial, Inc.                           6.15     11/15/2066               60
      100   Glen Meadow (a)                                    6.51      2/12/2067               81
       50   ZFS Finance USA Trust V (a)                        6.50      5/09/2037               53
                                                                                       ------------
                                                                                                194
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
      100   Countrywide Financial Corp.                        6.25      5/15/2016              107
       50   General Electric Capital Corp.                     6.38     11/15/2067               53
       50   General Electric Capital Corp.                     6.38     11/15/2067               53
                                                                                       ------------
                                                                                                213
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (0.6%)
$     100   Allstate Corp.                                 6.13 %        5/15/2037     $        103
      100   Progressive Corp.                              6.70          6/15/2037              108
                                                                                       ------------
                                                                                                211
                                                                                       ------------
            REGIONAL BANKS (0.2%)
       50   Regions Financial Corp.                        7.75         11/10/2014               55
                                                                                       ------------
            Total Financials                                                                  1,217
                                                                                       ------------
            INDUSTRIALS (0.1%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
       50   Textron Financial Corp. (a)                    6.00          2/15/2067               42
                                                                                       ------------
            UTILITIES (0.9%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
       50   FPL Group Capital, Inc.                        6.35         10/01/2066               53
      100   PPL Capital Funding, Inc.                      6.70          3/30/2067              103
      100   Texas Competitive Electric Holdings Co.,
              LLC (d)                                      4.77         10/10/2017               68
                                                                                       ------------
                                                                                                224
                                                                                       ------------
            MULTI-UTILITIES (0.3%)
       50   Dominion Resources, Inc.                       7.50          6/30/2066               54
       50   Integrys Energy Group, Inc.                    6.11         12/01/2066               52
                                                                                       ------------
                                                                                                106
                                                                                       ------------
            Total Utilities                                                                     330
                                                                                       ------------
            Total Corporate Obligations (cost: $1,789)                                        1,858
                                                                                       ------------
            EURODOLLAR AND YANKEE OBLIGATIONS (2.7%)

            ENERGY (0.2%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       50   TransCanada Pipelines Ltd.                     6.35          5/15/2067               53
                                                                                       ------------
            FINANCIALS (1.8%)
            -----------------
            DIVERSIFIED BANKS (0.8%)
      100   Barclays Bank plc                              1.00 (c)              -(e)            44
      100   Barclays Bank plc                              1.00 (c)              -(e)            45
      200   HSBC Bank plc                                  1.00 (c)              -(e)            92
      100   Royal Bank of Scotland Group plc               9.50 (c)      3/16/2022              109
                                                                                       ------------
                                                                                                290
                                                                                       ------------
            MULTI-LINE INSURANCE (0.5%)
      200   AXA S.A.                                       1.68 (c)              -(e)            95
      100   Oil Insurance Ltd. (a)                         3.44 (c)              -(e)            86
                                                                                       ------------
            Total Multi-Line Insurance                                                          181
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.3%)
      100   QBE Capital Funding III, LP (a)                7.25          5/24/2041               98
                                                                                       ------------
            REINSURANCE (0.2%)
       50   Platinum Underwriters Finance, Inc.            7.50          6/01/2017               55
                                                                                       ------------
            Total Financials                                                                    624
                                                                                       ------------
            INDUSTRIALS (0.3%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.3%)
      100   Hutchison Whampoa Ltd. (a)                     6.00                  -(e)           104
                                                                                       ------------

================================================================================

7  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            MATERIALS (0.4%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
$      50   Cemex Espana Luxembourg (a)                        9.88 %    4/30/2019     $         51
                                                                                       ------------
            STEEL (0.3%)
      100   ArcelorMittal                                      4.00      2/25/2015               99
                                                                                       ------------
            Total Materials                                                                     150
                                                                                       ------------
            Total Eurodollar and Yankee Obligations (cost: $925)                                931
                                                                                       ------------
            COMMERCIAL MORTGAGE SECURITIES (3.3%)

            FINANCIALS (3.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (3.3%)
       65   Banc of America Commercial Mortgage, Inc.          4.77      7/10/2043               63
      100   Banc of America Commercial Mortgage, Inc.          5.81      7/10/2044              102
       92   Banc of America Commercial Mortgage, Inc. (a)      6.14      9/10/2047               94
      100   Bear Stearns Commercial Mortgage Securities,
                 Inc.                                          4.75      6/11/2041              103
      100   Credit Suisse First Boston Mortgage Securities
                 Corp.                                         5.10      8/15/2038              104
      100   GMAC Commercial Mortgage Securities, Inc.          4.97     12/10/2041               84
       50   Greenwich Capital Commercial Funding Corp.         5.88      7/10/2038               53
      100   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                              5.37      5/15/2047               99
      100   LB-UBS Commercial Mortgage Trust                   5.38     11/15/2038              103
      100   Merrill Lynch Mortgage Trust                       5.14      7/12/2038              102
      100   Morgan Stanley Capital I, Inc.                     5.07      8/13/2042              103
      100   Wachovia Bank Commercial Mortgage Trust            5.93      5/15/2043               97
       50   Wachovia Bank Commercial Mortgage Trust            5.60     10/15/2048               51
                                                                                       ------------
                                                                                              1,158
                                                                                       ------------
            Total Financials                                                                  1,158
                                                                                       ------------
            Total Commercial Mortgage Securities (cost: $1,135)                               1,158
                                                                                       ------------
            U.S. TREASURY SECURITIES (3.2%)

            BONDS (1.6%)
       60   2.75%, 8/15/2042                                                                     61
      481   3.00%, 5/15/2042                                                                    514
                                                                                       ------------
                                                                                                575
                                                                                       ------------
            NOTES (1.6%)
      155   1.63%, 8/15/2022                                                                    156
      401   1.75%, 5/15/2022                                                                    409
                                                                                       ------------
                                                                                                565
                                                                                       ------------
            Total U.S. Treasury Securities (cost: $1,130)                                     1,140
                                                                                       ------------
            Total Bonds
            (cost: $4,979)                                                                    5,087
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                             MARKET
 NUMBER                                                                                       VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (10.4%)

            MONEY MARKET FUNDS (10.4%)
 3,661,106  State Street Institutional Liquid Reserve Fund, 0.19%(f) (cost: $3,661)    $      3,661
                                                                                       ------------
            TOTAL INVESTMENTS (COST: $34,299)                                          $     35,233
                                                                                       ============

NUMBER
OF
CONTRACTS
---------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.2%)
       100  Put - iShares MSCI EAFE Index expiring October 20, 2012 at 39                        13
        40  Put - S&P 500 Index expiring September 22, 2012 at 1320                              13
        20  Put - S&P 500 Index expiring September 22, 2012 at 1390                              27
                                                                                       ------------
            TOTAL PURCHASED OPTIONS
                  (COST: $133)                                                         $         53
                                                                                       ============
            WRITTEN OPTIONS (0.1%)
      (50)  Call - iShares MSCI EAFE Index expiring October 20, 2012 at 41                       (3)
      (20)  Call - S&P 500 Index expiring September 22, 2012 at 1430                            (15)
     (100)  Put - iShares MSCI EAFE Index expiring October 20, 2012 at 36                        (5)
      (12)  Put - S&P 500 Index expiring September 22, 2012 at 1310                              (3)
                                                                                       ------------
            TOTAL WRITTEN OPTIONS
                  (PREMIUMS RECEIVED: $37)                                             $        (26)
                                                                                       ============

================================================================================

9  | USAA Cornerstone Aggressive Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                        $      11,042     $        --     $         --     $      11,042
  Preferred Securities                            --             148               --               148
  Investment Companies                         5,888              --               --             5,888
International Equity Securities:
  Common Stocks                                  118              --               --               118
  Preferred Securities                           100              49               --               149
  Investment Companies                         9,034              --               --             9,034
Global Real Estate Equity Securities:
  Preferred Securities                            --             106               --               106
Bonds:
  Corporate Obligations                           --           1,858               --             1,858
  Eurodollar And Yankee Obligations               --             931               --               931
  Commercial Mortgage Securities                  --           1,158               --             1,158
  U.S. Treasury Securities                     1,140              --               --             1,140
Money Market Instruments:
  Money Market Funds                           3,661              --               --             3,661
Purchased Options                                 53              --               --                53
-------------------------------------------------------------------------------------------------------
Total                                  $      31,036     $     4,250     $         --     $      35,286
-------------------------------------------------------------------------------------------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
LIABILITIES                             LIABILITIES                                               TOTAL
-------------------------------------------------------------------------------------------------------
Written Options                        $         (26)    $        --     $         --     $         (26)
-------------------------------------------------------------------------------------------------------
Total                                  $         (26)    $        --     $         --     $         (26)
-------------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through August 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments | 10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund commenced operations on June 8, 2012.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

11  | USAA Cornerstone Aggressive Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred securities and certain bonds valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to

================================================================================

13  | USAA Cornerstone Aggressive Fund

================================================================================

a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $1,079,000 and $225,000, respectively, resulting in net unrealized appreciation of $854,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $35,203,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 29.1% of net assets at August 31, 2012.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

15  | USAA Cornerstone Aggressive Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT     Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Stepped-coupon security that increases it's coupon at the specified date and rate shown in the security's description.

(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2012.

(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) Rate represents the money market fund annualized seven-day yield at August 31, 2012.

(g) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at August 31, 2012.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.